PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	R$ 543.9	R$ 689.7	R$ 760.9
Uncertainty Over The Treatment Of Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Deductibility of IOC expenses	28,126.0	27,439.0
Disallowance of tax paid abroad	15,932.0	14,302.0
Goodwill Inbev Holding	6,836.0	6,505.0
Foreign Earnings	5,667.0	6,075.0
Disallowance on Income Tax deduction	2,861.0	2,618.0
Goodwill BAH	1,482.0	1,412.0
Goodwill CND Holding	962.0	1,372.0
Presumed Profit	558.0	633.0
Goodwill MAG	301.0	278.0
Icmsst Trigger [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	11,966.0	10,669.0
Manaus Free Trade Zone [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	6,817.0	6,307.0
IPI Suspension [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	1,098.0	1,824.0
Social Contributions Over Products [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	558.0	1,776.0
ICMS – ZFM [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	883.0	804.0
ICMS – PRODEPE [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	916.0	739.0
ICMS – FAIN [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	707.0	647.0
ICMS - AM [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	643.0	606.0
ICMS FISCAL WAR [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	500.0	530.0
ICMS – MIP [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	595.0	448.0
Social Contributions Other Credits [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	560.0	521.0
Proposed Class Action In Quebec [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass
Tax Fines On Brazilian Corporate Income Tax Ancillary Obligation [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	R$ 700.0	R$ 438.0